Annual Total Returns - Fidelity Freedom Index 2065 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2065 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Investor Class
Bar Chart Table:
Annual Return 2020	16.45%